Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010	Dec. 20, 2009
Goodwill balance and accumulated impairment charges
Goodwill	$ 196,643	$ 198,793	$ 198,793	$ 314,149
Goodwill impairment	(117,506)	2,150
Accumulated goodwill impairment charges		$ 135,878		$ 20,522	$ 17,603